Initial Public Offering (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Initial Public Offering
Gross proceeds	$ 115,000,000
Proceeds allocated to Public Warrants	(690,000)
Proceeds allocated to Public Rights	(8,280,000)
Offering costs of Public Shares	(6,236,777)
Accretion of carrying value to redemption value	16,858,238
Common stock subject to possible redemption	$ 116,651,461